SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 CNY (¥)
RMB
Cash and restricted cash | ¥	¥ 6,258,846						¥ 7,013,932
USD
Cash and restricted cash	1,711,367	$ 238,071
HKD
Cash and restricted cash	70,677		$ 76,325
JPY
Cash and restricted cash	1,492			¥ 32,630
EUR
Cash and restricted cash	1,096				€ 147
SGD
Cash and restricted cash	50,052					$ 9,406
In PRC | RMB
Cash and restricted cash | ¥	6,172,001
In PRC | USD
Cash and restricted cash		168,833
In Hong Kong SAR | RMB
Cash and restricted cash | ¥	84,883
In Hong Kong SAR | USD
Cash and restricted cash		67,771
In Hong Kong SAR | HKD
Cash and restricted cash			45,071
In Hong Kong SAR | JPY
Cash and restricted cash | ¥				¥ 32,630
In Hong Kong SAR | EUR
Cash and restricted cash | €					€ 147
In Singapore | RMB
Cash and restricted cash | ¥	¥ 1,962
In Singapore | USD
Cash and restricted cash		1,460
In Singapore | SGD
Cash and restricted cash						$ 9,406
In Macau SAR | HKD
Cash and restricted cash			$ 31,254
In US | USD
Cash and restricted cash		$ 7